SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Research and Development (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Policies
Research and Development

Research and Development

Research and development costs are expensed as incurred. The Company's research and development costs, including internal expenses, consist of clinical study expenses as it relates to the BioTech business and the development and growing of algae as it relates to the AgTech business. These consist of fees, charges, and related expenses incurred in the conduct of business with Company development by independent outside contractors. External clinical studies study expenses were approximately $1,431,000 and $1,650,000 for the nine months ended September 30, 2020 and 2019, respectively. Internal expenses, composed of staff salaries compose approximately $1,877,000 and $190,000 for the nine months ended September 30, 2020 and 2019, respectively.

Research and Development

Research and development costs are expensed as incurred. The majority of the Company’s research and development costs consist of clinical study expenses. These consist of fees, charges, and related expenses incurred in the conduct of clinical studies conducted with Company products by independent outside contractors. External clinical studies expenses were $2,307,033 and $2,814,991 for the years ended December 31, 2019 and 2018, respectively.